First Trust Emerging Markets Local Currency Bond ETF Shareholder Fees	Oct. 31, 2025
First Trust Emerging Markets Local Currency Bond ETF | First Trust Emerging Markets Local Currency Bond ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%